LEASES - Supplemental consolidated balance sheet information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Lessee Disclosure [Abstract]
Right-of-use assets	¥ 755	$ 103	¥ 641
Current lease liabilities included within Other payables and accruals (Note 16)	194		140
Long-term lease liabilities	561	$ 77	477
Total lease liabilities	¥ 755		¥ 617
Weighted average remaining lease term	5 years	5 years	6 years
Weighted average discount rate	4.70%	4.70%	4.60%